Adoption of accounting policies	12 Months Ended
Dec. 31, 2022
Adoption of accounting policies
Adoption of accounting policies

5. Adoption of accounting policies

New accounting standards effective in 2022

There was no material impact on the financial statements from new accounting standards or amendments to accounting standards, effective January 1, 2022.

New accounting standards issued but not yet effective

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards are not expected to have a material impact on the Company’s current or future reporting periods.